Other Financial Information - Summary of Other Comprehensive Income (Loss) Included in Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ 1,587,282	$ 664,392	$ 355,426	$ 1,056,548
Accumulated other comprehensive loss, adjustment attributable to parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(925,556)	(1,052,055)	$ (952,677)	$ (579,041)
Foreign currency translation loss, adjustment attributable to parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(927,221)	(1,044,222)
Unrealized gains (losses) on derivatives, adjustment attributable to parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	4,657	(5,218)
Minimum pension liability adjustment, adjustment attributable to parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(2,992)	(2,615)
Accumulated other comprehensive loss, AOCI attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(33)	(2,304)
Foreign currency translation loss, AOCI attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(33)	(2,304)
Unrealized gains (losses) on derivatives, AOCI attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	0	0
Minimum pension liability adjustment, AOCI attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	0	0
AOCI including portion attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(925,589)	(1,054,359)
Foreign currency translation loss, AOCI including portion attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(927,254)	(1,046,526)
Unrealized gains (losses) on derivatives, AOCI including portion attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	4,657	(5,218)
Minimum pension liability adjustment, AOCI including portion attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (2,992)	$ (2,615)